TAXATION (Earnings Before Income Taxes) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	¥ 148,875,037	¥ 1,247,722,561	¥ 867,073,143
Cayman Islands [Member]
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	8,709,933	(122,966,973)	(5,667,142)
PRC [Member]
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	438,904,245	1,394,413,594	786,947,233
Other countries [Member]
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	¥ (298,739,141)	¥ (23,724,060)	¥ 85,793,052